Offerings - Offering: 1	Jul. 23, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 141,790,065.00
Amount of Registration Fee	$ 19,581.21
Offering Note	N/A